Property, plant and equipment, net (Tables)	12 Months Ended
Dec. 31, 2025
Property, plant and equipment [Abstract]
Schedule of Carrying Amount of Property, Plant and Equipment
Electronic and office equipment
RMB’000
At January 1, 2024
Cost	6,199
Accumulated depreciation	(1,821)
Net carrying amount	4,378

At January 1, 2024, net of accumulated depreciation
Opening carrying amount	4,378
Additions	112
Depreciation charge	(1,579)
Disposals	(14)
Disposal of subsidiaries	(296)
At December 31, 2024, net of accumulated depreciation	2,601
At December 31, 2024
Cost	5,831
Accumulated depreciation	(3,230)
Net carrying amount	2,601

At January 1, 2025
Cost	5,831
Accumulated depreciation	(3,230)
Net carrying amount	2,601

Year ended December 31, 2025, net of accumulated depreciation
Opening carrying amount	2,601
Depreciation charge	(1,336)
Disposals	(138)
At December 31, 2025, net of accumulated depreciation	1,127
At December 31, 2025
Cost	5,693
Accumulated depreciation	(4,566)
Carrying amount	1,127